Financial Instruments - Fair values and financial risk management - Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, carrying amount	$ 905	$ 959
Trade payables, carrying amount	5,785	5,157
Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, carrying amount	905	959
Deferred consideration, contractual cash flows	933	994
Trade payables, carrying amount	5,785	5,157
Trade payables, contractual cash flows	5,785	5,157
Warrant liability, carrying amount	2,079	3,670
Warrants liability, contractual cash flow	2,079	3,670
Lease liabilities	508	433
Lease liabilities, contractual cash flows	645	578
Total non-derivatives, carrying amount	2,880	23,040
Total non-derivatives, contractual cash flows	20,370	28,280
Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, contractual cash flows	0	0
Trade payables, contractual cash flows	5,785	5,157
Warrants liability, contractual cash flow	0
Lease liabilities, contractual cash flows	25	20
Total non-derivatives, contractual cash flows	5,810	5,177
Liquidity risk | 3-36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, contractual cash flows	933	994
Trade payables, contractual cash flows	0	0
Warrants liability, contractual cash flow	2,079	3,670
Lease liabilities, contractual cash flows	442	199
Total non-derivatives, contractual cash flows	3,454	11,816
Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Deferred consideration, contractual cash flows	0	0
Trade payables, contractual cash flows	0	0
Warrants liability, contractual cash flow	0	0
Lease liabilities, contractual cash flows	178	359
Total non-derivatives, contractual cash flows	10,750	11,287
Promissory Note | Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings	6,397	5,869
Borrowings, contractual cash flows	10,928	10,928
Promissory Note | Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Promissory Note | Liquidity risk | 3-36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Promissory Note | Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	$ 10,928	10,928
Backstop Agreement - Nabors | Liquidity risk
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings		6,953
Borrowings, contractual cash flows		6,953
Backstop Agreement - Nabors | Liquidity risk | 2 months or less
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		0
Backstop Agreement - Nabors | Liquidity risk | 3-36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		6,953
Backstop Agreement - Nabors | Liquidity risk | Beyond 36 months
Disclosure of Maturity Analysis For Derivative and Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows		$ 0